INVESTMENTS IN ASSOCIATES - Particulars of principal associates (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 RUB (₽)	Oct. 30, 2019 CNY (¥)	Oct. 29, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of associates [line items]
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 43,081	$ 6,188				¥ 43,081
Shanghai Petroleum Corporation Limited [member]
Disclosure of associates [line items]
Name of associates	Shanghai Petroleum Corporation Limited
Place of establishment	Shanghai, PRC
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 900
Percentage of equity attributable to the Group	30.00%
Principal activities	Production, processing and technology consultation of oil, gas and relevant products in the PRC
CNOOC Finance Corporation Limited [member]
Disclosure of associates [line items]
Name of associates	CNOOC Finance Corporation Limited
Place of establishment	Beijing, PRC
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 4,000
Percentage of equity attributable to the Group	31.80%
Principal activities	Provision of deposit, transfer, settlement, loan, discounting and other financing services to CNOOC and its member entities
Jiangsu Shuangchuang Renewable Energy Development Corporation Limited [member]
Disclosure of associates [line items]
Name of associates	Jiangsu Shuangchuang Renewable Energy Development Corporation Limited
Place of establishment	Jiangsu, PRC
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 960			¥ 960	¥ 100
Percentage of equity attributable to the Group	47.00%
Principal activities	New energy technology research and development, technical consulting, technical services; wind power; technical services for power system and facilities; power engineering and construction (operated with qualification certificates); generator set installation, commissioning and maintenance
Arctic LNG 2 LLC [member]
Disclosure of associates [line items]
Name of associates	Arctic LNG 2 LLC
Place of establishment	Russian Federation
Nominal value of ordinary shares issued and paid-up/registered capital | ₽			₽ 15,975,910,000
Percentage of equity attributable to the Group	10.00%
Principal activities	Exploration and development of natural gas and production and marketing of liquefied natural gas in Russia